Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 2,360,070	$ 2,153,115
Cash and cash equivalents (notes 11 and 19)	940,735	685,331	$ 480,080	$ 309,857
Short-term investments	32,000	10,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting Information [Line Items]
Cash and cash equivalents (notes 11 and 19)	940,735	685,331
Short-term investments	32,000	10,000
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 1,341,547	$ 1,416,789